Taxation - Summary of Amounts Recognized in Profit or Loss for the Year (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Major components of tax expense (income) [abstract]
Current Income tax expense (benefit)	R$ 36,065	R$ 2,706	R$ (275)
Deferred Income tax expense (benefit)	(122,748)	22,681	(119,706)
Total income tax expense (benefit)	R$ (86,683)	R$ 25,387	R$ (119,981)